Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity
9. COMMON STOCK
As of December 31, 2020 and 2019, the Company was authorized to issue 230.7 million and 189.5 million shares, respectively, of common stock with a par value of $0.0001 per share.
In August 2020, the Company repurchased and retired 0.4 million shares of common stock held by former employees. Of the $0.5 million total aggregate consideration, the fair value of the shares of $0.4 million was recorded in accumulated deficit, while the amounts paid in excess of the fair value of common stock at the time of purchase of $0.1 million was recorded as compensation expense.
The Company had reserved shares of common stock for future issuance as of December 31, 2020 and 2019 as follows (in thousands):

	December 31,
	2020	2019
Redeemable convertible preferred stock, all series	126,409	99,972
Warrants to purchase common stock	1,081	875
Common stock options outstanding	49,206	48,763
Shares available for future grant of equity awards	1,921	1,419

Total shares of common stock reserved	178,617	151,029

Common Stock Warrants
—The Company issued warrants to purchase common stock in connection with loan agreements entered from three lenders as disclosed below and in Note 5. All previously issued common stock warrants were fully vested and exercisable as of December 31, 2020 and 2019. Those warrants were considered equity instruments at inception and were recorded to additional paid-in
capital. The warrants have a contractual
10-year
life from the issuance date.
In the event of an acquisition in which the fair market value of one share is greater than the warrant exercise price as of the date of the acquisition, all outstanding and unexercised warrant shall automatically be deemed to be cashless exercised immediately prior to the consummation of the acquisition. In the event of an acquisition where the fair market value per share is less than the warrant exercise price in effect immediately prior to the acquisition, then warrant will expire immediately prior to the consummation of the acquisition.
2015 and 2017 Term Loan Warrants
—On May 20, 2015, and October 26, 2017, in connection with the 2015 Agreement and the 2015 Amended and Restated Agreement, the Company issued warrants to purchase 182,072 shares of common stock to the lender with an exercise price of $0.159 per share and 9,268 shares of common stock to the lender with an exercise price of $0.347 per share, respectively. As set forth in the warrant agreement, on November 2, 2017, the Company issued additional warrants to purchase 9,268 shares of common stock to the lender upon the funding of the term loan with an exercise price of $0.347 per share. On September 16, 2019, in connection with the 2017 Second Amended and Restated Agreement, the Company issued warrants to purchase 82,386 shares of common stock to the lender with an exercise price of $0.659 per share. As of December 31, 2020, the 2015 and 2017 Term Loan warrants remained outstanding.
2018 Term Loan Warrants
—On April 20, 2018, in connection with the 2018 Agreement, the Company issued warrants to purchase 592,406 shares of common stock to the lender with an exercise price of $0.347 per share. The Company determined the fair value of the warrants to be $0.2 million as of the issuance date based on the Black-Scholes option-pricing model using the following assumptions: 0% dividend yield, 44.8% volatility, and risk-free rate of 3.0%. The Company amortized less than $0.1 million debt discount related to these warrants during the year ended December 31, 2019, which was recorded to interest expense in the Company’s consolidated statement of operations and comprehensive loss. As of December 31, 2020 and 2019, the unamortized debt discount related to the above warrants were $0.2 million and $0.1 million, respectively. As of December 31, 2020, the 2018 Term Loan warrants remained outstanding.
2020 Term Loan Warrants
—On February 20, 2020, in connection with the 2020 Term Loan, the company issued warrants to purchase up to 205,964 shares of common stock to the lender with an exercise price of $0.659 per share. The Company determined the fair value of the warrants to be $0.1 million as of the issuance date based on the Black-Scholes option pricing model using the following assumptions: 0% dividend yield, 38.37% volatility, and risk-free rate of 1.45%. As set forth in the warrant agreement, upon an event of an acquisition, the warrant shall automatically be deemed as cashless exercise. In the event of acquisition where the fair market value of one share is less than the warrant exercise price, then the warrant will expire immediately prior to the consummation of the acquisition. As of December 31, 2020, the 2020 Term Loan warrants remained outstanding.